UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2012

Date of reporting period: May 31, 2012

Item 1. Reports to Stockholders.

Semi-Annual Report

May 31, 2012

Investment Adviser

Smead Capital Management, Inc.
1420 Fifth Avenue
Suite 2625
Seattle, Washington 98101

Phone: 877-807-4122

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	5

INVESTMENT HIGHLIGHTS	7

SCHEDULE OF INVESTMENTS	10

STATEMENT OF ASSETS AND LIABILITIES	12

STATEMENT OF OPERATIONS	13

STATEMENTS OF CHANGES IN NET ASSETS	14

FINANCIAL HIGHLIGHTS	15

NOTES TO FINANCIAL STATEMENTS	17

NOTICE OF PRIVACY POLICY & PRACTICES	24

ADDITIONAL INFORMATION	25

Dear Shareholders:

Despite a downdraft in May, the last six months have treated us well at the Smead Value Fund.  The Investor Class gained 12.23% for the six month period ended May 31, 2012 versus a gain of 6.23% for the S&P 500® Index and 5.62% for the Russell 1000® Value Index.

About the only drag on our returns has been the fact that the most deeply bargain-priced securities we own have stayed depressed in price or moved even lower.  We had as many as 10 of our 26 companies fall into the lowest PE ratio quintile (bottom 20%) of the S&P 500 Index by the end of the period.  Names like Gannett (GCI), Aflac (AFL), Goldman Sachs (GS) and Mylan Labs (MYL) continue to be priced at what we view as extremely low while generating free cash flow from the execution of their business plans.

Our star performers included eBay (EBAY), Disney (DIS) and Cabela’s (CAB).  These companies are taking advantage of the underestimation of the US consumer, which seems to be the national pastime of equity portfolio managers.  The US consumer has continued to whittle down debt and make good choices inside their income statement.  For this reason, they have been able to buy the things they want, especially if they don’t cause installment debt.

In our opinion, anecdotal evidence we are seeing all around America is proof that residential housing is making a comeback.  When housing starts to pick up steam, blue collar employment should improve immensely and take consumer confidence up with it.  This could cause a great deal of interest in the domestic economy and take interest away from the US investor fascination with the emerging market nations of the world.  Instead, it is a reason for us to be very excited about the possibility that some day investors get re-excited about owning US stocks.  We believe we are ahead of the competition in our optimistic view of the next five years and would like to think that we are in the second or third inning of this secular period.

Warmest Regards,

SMEAD CAPITAL MANAGEMENT, INC.

Please see the following page for important information.

The information provided herein represents the opinion of Smead Capital Management, Inc. and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.

Fund holdings are subject to change at any time and should not be considered recommendations to buy or sell any security.  Please refer to the Schedule of Investments in this report for a complete list of fund holdings.  Current and future portfolio holdings are subject to risk.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.  You cannot invest directly in an index.

Free Cash Flow is a financial performance measure calculated as operating cash flow minus capital expenditures.  Price/Earnings (P/E) is a ratio comparing a company’s current share price to its per-share earnings.

SMEAD VALUE FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees, distribution fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/11 - 5/31/12).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of ETFs or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SMEAD VALUE FUND
Expense Example (Continued)
(Unaudited)

	Investor Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	December 1, 2011 -
	December 1, 2011	May 31, 2012	May 31, 2012*
Actual	$1,000.00	$1,122.30	$7.43
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.00	$7.06

*	Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

	Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	December 1, 2011 -
	December 1, 2011	May 31, 2012	May 31, 2012*
Actual	$1,000.00	$1,123.80	$6.11
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.25	$5.81

*	Expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

SMEAD VALUE FUND
Investment Highlights
(Unaudited)

The Fund will seek long-term capital appreciation through concentrated positions.  Therefore, the Fund will maintain approximately 25-30 companies in its portfolio.  The Fund will invest in U.S. large capitalization companies through ownership of common stock.

Sector Breakdown
(% of Investments)

Continued

SMEAD VALUE FUND
Investment Highlights (Continued)
(Unaudited)

Average Annual Total Returns as of May 31, 2012

			Since Inception
	One Year	Three Years	(1/2/2008)
Investor Class Shares	6.21%	16.85%	(1.08)%
S&P 500 Index (Total Return)	(0.41)%	14.92%	(0.03)%
Russell 1000 Value Index	(3.88)%	13.66%	(1.87)%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 877-807-4122.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

One cannot invest directly in an index.

Growth of $10,000 Investment

*	Inception Date

Continued

SMEAD VALUE FUND
Investment Highlights (Continued)
(Unaudited)

Average Annual Total Returns as of May 31, 2012

		Since Inception
	One Year	(12/18/2009)
Institutional Class Shares	6.46%	10.76%
S&P 500 Index (Total Return)	(0.41)%	9.56%
Russell 1000 Value Index	(3.88)%	8.14%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 877-807-4122.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

One cannot invest directly in an index.

Growth of $1,000,000 Investment

*	Inception Date

SMEAD VALUE FUND

Schedule of Investments

May 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS 98.57%

Banks 4.89%
Wells Fargo & Co.	84,500	$2,708,225

Consumer Services 10.12%
H&R Block, Inc.	101,639	1,552,028
McDonald’s Corp.	15,676	1,400,494
Starbucks Corp.	48,303	2,651,351
		5,603,873
Diversified Financials 8.52%
Bank Of America Corporation	185,459	1,363,124
Franklin Resources, Inc.	18,547	1,980,634
Goldman Sachs Group, Inc.	14,357	1,373,965
		4,717,723
Food & Staples Retailing 3.29%
Walgreen Co.	59,667	1,821,037

Health Care Equipment & Services 2.45%
Medtronic, Inc.	36,802	1,355,786

Insurance 7.84%
Aflac, Inc.	58,700	2,352,696
Berkshire Hathaway, Inc. (a)	25,001	1,984,079
		4,336,775
Media 12.21%
Comcast Corp.	66,782	1,917,979
Gannett Co., Inc.	166,168	2,170,154
Walt Disney Co.	58,443	2,671,430
		6,759,563
Pharmaceuticals, Biotechnology & Life Sciences 24.11%
Abbott Laboratories	35,105	2,169,138
Amgen, Inc.	33,028	2,296,106
Bristol-Myers Squibb Co.	57,826	1,927,919
Johnson & Johnson	18,113	1,130,795
Merck & Co., Inc.	52,021	1,954,949
Mylan, Inc. (a)	84,399	1,828,926
Pfizer, Inc.	93,221	2,038,743
		13,346,576

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Schedule of Investments (Continued)

May 31, 2012 (Unaudited)

	Shares	Value
Retailing 14.46%
Cabela’s, Inc. (a)	90,128	$3,185,123
Home Depot, Inc.	53,264	2,628,046
Nordstrom, Inc.	46,270	2,191,810
		8,004,979
Software & Services 10.68%
Accenture PLC	32,922	1,879,846
eBay, Inc. (a)	102,990	4,036,178
		5,916,024
TOTAL COMMON STOCKS (Cost $41,583,823)		54,570,561

	Principal
	Amount
SHORT-TERM INVESTMENTS 1.27%
Money Market Funds 1.27%
Dreyfus Cash Management (b)	$703,793	703,793
TOTAL SHORT-TERM INVESTMENTS (Cost $703,793)		703,793
TOTAL INVESTMENTS (Cost $42,287,616) 99.84%		55,274,354
Other Assets in Excess of Liabilities 0.16%		86,661
TOTAL NET ASSETS 100.00%		$55,361,015

(a)	Non-income producing security.
(b)	Variable rate security.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poors Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc.

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Statement of Assets and Liabilities

May 31, 2012 (Unaudited)

Assets
Investments, at value (cost $42,287,616)	$55,274,354
Dividends and interest receivable	141,685
Receivable for Fund shares sold	21,090
Other assets	20,438
Total Assets	55,457,567

Liabilities
Payable to affiliates	41,172
Payable to Adviser	27,774
Payable for Fund shares redeemed	19,974
Payable for distribution fees	1,346
Accrued expenses and other liabilities	6,286
Total Liabilities	96,552
Net Assets	$55,361,015

Net Assets Consist Of:
Paid-in capital	$41,194,469
Undistributed net investment income	216,855
Undistributed net realized gain from investments	962,953
Net unrealized appreciation on investments	12,986,738
Net Assets	$55,361,015

Investor Class Shares
Net assets	13,110,944
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	563,976
Net asset value, offering price and redemption price per share	$23.25

Institutional Class Shares
Net assets	42,250,071
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	1,819,042
Net asset value, offering price and redemption price per share	$23.23

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Statement of Operations

For the Six Months Ended May 31, 2012 (Unaudited)

Investment Income
Dividend income	$635,367
Interest income	300
Total Investment Income	635,667

Expenses
Advisory fees	206,509
Administration fees	41,874
Fund accounting fees	30,151
Transfer agent fees and expenses	26,091
Distribution fees – Investor Class	19,130
Federal and state registration fees	11,730
Audit and tax fees	7,246
Legal fees	6,705
Chief Compliance Officer fees and expenses	4,958
Custody fees	3,158
Reports to shareholders	2,863
Trustees’ fees and related expenses	2,781
Other expenses	2,874
Total Expenses	366,070
Less waivers and reimbursement by Adviser (Note 4)	(30,292)
Net Expenses	335,778

Net Investment Income	299,889

Realized and Unrealized Gain on Investments
Net realized gain from investments	1,691,097
Change in net unrealized appreciation on investments	4,103,048
Net Realized and Unrealized Gain on Investments	5,794,145
Net Increase in Net Assets from Operations	$6,094,034

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2012	Year Ended
	(Unaudited)	November 30, 2011
From Operations
Net investment income	$299,889	$310,047
Net realized gain from investments	1,691,097	743,110
Change in net unrealized
appreciation on investments	4,103,048	1,471,696
Net increase in net assets from operations	6,094,034	2,524,853

From Distributions
Net investment income – Investor Class	(79,503)	(14,638)
Net investment income – Institutional Class	(301,845)	(151,044)
Net decrease in net assets
resulting from distributions paid	(381,348)	(165,682)

From Capital Share Transactions
Proceeds from shares sold – Investor Class	817,242	3,709,087
Proceeds from shares sold – Institutional Class	6,088,861	3,468,457
Net asset value of shares issued
to shareholders in payment of
distributions declared – Investor Class	76,400	14,262
Net asset value of shares issued
to shareholders in payment of
distributions declared – Institutional Class	289,385	151,044
Payments for shares redeemed – Investor Class	(5,183,845)	(2,624,865)
Payments for shares redeemed – Institutional Class	(2,247,095)	(3,524,474)
Net increase (decrease) in net assets
from capital share transactions	(159,052)	1,193,511
Total Increase in Net Assets	5,553,634	3,552,682

Net Assets
Beginning of year	49,807,381	46,254,699
End of year	$55,361,015	$49,807,381

Undistributed Net Investment Income	$216,855	$298,406

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND – INVESTOR SHARE CLASS

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended				Period Ended
	May 31, 2012	Year Ended November 30,			November 30,
	(Unaudited)	2011	2010	2009	2008(1)
Net Asset Value,
Beginning of Period	$20.83	$19.82	$18.13	$14.07	$25.00

Income (loss) from
investment operations:
Net investment income	0.16	0.09	0.14	0.10	0.14
Net realized and unrealized
gain (loss) on
investments	2.38	0.94	1.65	4.14	(11.07)
Total from
Investment Operations	2.54	1.03	1.79	4.24	(10.93)

Less distributions paid:
From net
investment income	(0.12)	(0.02)	(0.10)	(0.18)	—
Total distributions paid	(0.12)	(0.02)	(0.10)	(0.18)	—
Net Asset Value,
End of Period	$23.25	$20.83	$19.82	$18.13	$14.07
Total Return(2)(3)	12.23%	5.19%	9.88%	30.55%	(43.72)%

Supplemental Data and Ratios:
Net assets at
end of period (000’s)	$13,111	$15,644	$13,855	$27,128	$5,170
Ratio of expenses to
average net assets:
Before waiver and expense
reimbursement(4)	1.51%	1.60%	1.66%	1.91%	3.51%
After waiver and expense
reimbursement(4)	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income
to average net assets:
Before waiver and expense
reimbursement(4)	0.79%	0.25%	0.29%	0.27%	(1.00)%
After waiver and expense
reimbursement(4)	0.90%	0.45%	0.55%	0.78%	1.11%
Portfolio turnover rate(3)	8.32%	15.98%	13.73%	14.28%	57.59%

(1)	The Investor share class commenced operations on January 2, 2008.
(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND – INSTITUTIONAL SHARE CLASS

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended	Year Ended	Period Ended
	May 31, 2012	November 30,	November 30,
	(Unaudited)	2011	2010(1)
Net Asset Value,
Beginning of Period	$20.84	$19.85	$18.42

Income from investment operations:
Net investment income	0.13	0.14	0.16
Net realized and unrealized
gain on investments	2.44	0.94	1.38
Total from Investment Operations	2.57	1.08	1.54

Less distributions paid:
From net investment income	(0.18)	(0.09)	(0.11)
Total distributions paid	(0.18)	(0.09)	(0.11)
Net Asset Value,
End of Period	$23.23	$20.84	$19.85
Total Return(2)(3)	12.38%	5.46%	8.38%

Supplemental Data and Ratios:
Net assets at
end of period (000’s)	$42,250	$34,163	$32,400
Ratio of expenses to average net assets:
Before waiver and expense
reimbursement(4)	1.26%	1.31%	1.42%
After waiver and expense
reimbursement(4)	1.15%	1.15%	1.15%
Ratio of net investment income
to average net assets:
Before waiver and expense
reimbursement(4)	1.05%	0.54%	0.40%
After waiver and expense
reimbursement(4)	1.16%	0.70%	0.67%
Portfolio turnover rate(3)	8.32%	15.98%	13.73%

(1)	The Institutional share class commenced operations on December 18, 2009.
(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND
Notes to Financial Statements
May 31, 2012 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Smead Value Fund (the “Fund”) represents a distinct, non-diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund currently offers two classes of shares, the Investor Class and the Institutional Class. Effective September 29, 2009, the Fund renamed the existing class as Investor class shares. The Investor share class is subject to a 0.25% distribution fee.  Effective December 7, 2009, the Fund issued a new class of shares, Institutional Class shares, which commenced operations on December 18, 2009.  Each class of shares has identical rights and privileges except with respect to the distribution fees, and voting rights on matters affecting a single class of shares. The classes differ principally in their respective distribution expenses. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Smead Capital Management, Inc. (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances

SMEAD VALUE FUND
Notes to Financial Statements (Continued)
May 31, 2012 (Unaudited)

and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees (the “Board of Trustees”).  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.  These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of May 31, 2012:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks(1)	$54,570,561	$—	$—	$54,570,561
Total Equity	54,570,561	—	—	54,570,561
Short-Term Investments	703,793	—	—	703,793
Total Investments
in Securities	$55,274,354	$—	$—	$55,274,354

(1)	See the Schedule of Investments for industry classifications.

SMEAD VALUE FUND
Notes to Financial Statements (Continued)
May 31, 2012 (Unaudited)

The Fund did not hold any investments during the reporting period with significant unobservable inputs which would be classified as Level 3.  During the period ended May 31, 2012, there were no transfers between levels for the Fund.  It is the Fund’s policy to record transfers between levels as of the end of the reporting period.  The Fund did not hold financial derivative instruments during the reporting period.

(b)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the year ended November 30, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year ended November 30, 2011, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

(c)	Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Fund. GAAP requires that certain components of net assets relating to permanent differences be reclassified between the components of net assets. These reclassifications have no effect on net assets or net asset value per share. For the year ended November 30, 2011, there were no reclassifications made.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

SMEAD VALUE FUND
Notes to Financial Statements (Continued)
May 31, 2012 (Unaudited)

(f)	Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of the Investor class shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trusts, or by other equitable means.

(g)	Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions based on the first in, first out method. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The tax character of distributions paid during the years ended November 30, 2011 and November 30, 2010 were as follows:

	November 30, 2011	November 30, 2010
Ordinary Income	$165,682	$151,968
Long-Term Capital Gain	$—	$—

As of November 30, 2011, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$41,077,045
Gross tax unrealized appreciation	10,430,011
Gross tax unrealized depreciation	(1,727,932)
Net tax unrealized appreciation	$8,702,079
Undistributed ordinary income	298,406
Undistributed long-term capital gain	—
Total distributable earnings	$298,406
Other accumulated losses	(546,625)
Total accumulated gains	$8,453,860

The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

The Fund utilized $622,785 of capital loss carryforwards during the fiscal year ended November 30, 2011.

SMEAD VALUE FUND
Notes to Financial Statements (Continued)
May 31, 2012 (Unaudited)

At November 30, 2011, the Fund had capital loss carryforwards of $546,625, which will expire November 30, 2017.

On December 28, 2011, the Fund declared and paid a distribution from ordinary income of $79,503 and $301,845 to the Investor and Institutional Classes, respectively, to shareholders of record on December 27, 2011.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Fund compensates the Adviser for its management services at the annual rate of 0.75% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through March 30, 2013, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.40% and 1.15% (the “Expense Limitation Cap”) of the Fund’s average daily net assets for the Investor Class and Institutional Class shares, respectively. For the six months ended May 31, 2012, expenses of $30,292 incurred by the Fund were waived by the Adviser. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap in place at the time of waiver; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring:

	Investor Class	Institutional Class
November 30, 2012	$25,366	$—
November 30, 2013	$60,481	$36,736
November 30, 2014	$31,076	$53,089
May 31, 2015	$8,666	$21,626

(5)	Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets of Investor Class shares for services to prospective Fund shareholders and distribution of Fund shares.  During the six months ended May 31, 2012, the Fund accrued expenses of $19,130 pursuant to the 12b-1 Plan.  As of May 31, 2012, the Distributor was owed fees of $1,346.

The 12b-1 Plan also authorizes payment of a shareholder servicing fee to the Distributor of 0.10% of the average daily net assets of the Institutional Class shares. As of the date of this report, this shareholder servicing fee has not been implemented.

SMEAD VALUE FUND
Notes to Financial Statements (Continued)
May 31, 2012 (Unaudited)

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and fund accountant; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For the period ended May 31, 2012, the Fund incurred $41,874 in administration fees.  At May 31, 2012, the Administrator was owed fees of $16,467.

USBFS also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank, N.A. (“U.S. Bank”), an affiliate of USBFS, serves as the Fund’s custodian.  For the period ended May 31, 2012, the Fund incurred $30,151, $26,091, and $3,158 in fund accounting, transfer agency, and custody fees, respectively.  At May 31, 2012, fees of $14,895, $7,273, and $914 were owed for fund accounting, transfer agency, and custody fees, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of USBFS and U.S. Bank.

Certain officers of the Fund are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and U.S. Bank. This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the period ended May 31, 2012, the Fund was allocated $4,958 of the Trust’s Chief Compliance Officer fee.  At May 31, 2012, fees of $1,623 were owed for the Fund to the Chief Compliance Officer’s services.

(7)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Investor Class
	Six Months Ended	Year Ended
	May 31, 2012	November 30, 2011
Shares sold	35,217	176,032
Shares issued to holders in
reinvestment of distribution	3,560	685
Shares redeemed	(225,724)	(124,950)
Net increase (decrease)	(186,947)	51,767

SMEAD VALUE FUND
Notes to Financial Statements (Continued)
May 31, 2012 (Unaudited)

Institutional Class
	Year Ended	Period Ended
	November 30, 2011	November 30, 2010(1)
Shares sold	265,594	167,606
Shares issued to holders in
reinvestment of distribution	13,510	7,262
Shares redeemed	(98,998)	(168,372)
Net increase	180,106	6,496

(1)	The Institutional Class shares commenced operations on December 18, 2009.

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended May 31, 2012, were $4,470,708 and $4,806,697, respectively. There were no purchases or sales of U.S. government securities for the Fund.

(9)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At May 31, 2012, Charles Schwab & Co., Inc., for the benefit of its customers, held 81.15% and 87.81% of the outstanding shares of the Investor and Institutional Classes, respectively.

(10)	Recent Tax Law

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing RIC disqualification for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

The provisions related to the Modernization Act for qualification testing are effective for the November 30, 2011 taxable year. The effective date for changes in the treatment of capital losses is the May 31, 2012 taxable year.

SMEAD VALUE FUND
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

SMEAD VALUE FUND
Additional Information
(Unaudited)

Tax Information

The Fund designated 100% of its ordinary income distribution for the year ended November 30, 2011, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended November 30, 2011, 100% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 877-807-4122.

Independent Trustees
Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Dr. Michael D. Akers	Trustee	Indefinite	Professor and	27	Independent
615 E. Michigan St.		Term; Since	Chair of Accounting,		Trustee, USA
Milwaukee, WI 53202		August 22,	Marquette		MUTUALS
Age: 57		2001	University		(an open-end
			(2004–present).		investment
company with
two portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	27	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 55		2001	(1986–present).		(an open-end
investment
company with
two portfolios).

SMEAD VALUE FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Jonas B. Siegel	Trustee	Indefinite	Retired; Managing	27	Independent
615 E. Michigan St.		Term; Since	Director, Chief		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Administrative		Multi-Asset
Age: 69		2009	Officer (“CAO”) and		Endowment
			Chief Compliance		Fund complex
			Officer (“CCO”),		(three closed-
			Granite Capital		end investment
			International Group,		companies);
			L.P. (an investment		Independent
			management firm)		Trustee, Gottex
			(1994–2011); Vice		Multi-
			President, Secretary,		Alternatives
			Treasurer and CCO		Fund complex
			of Granum Series		(three closed-
			Trust (an open-end		end investment
			investment company)		companies);
			(1997–2007);		Independent
			President, CAO		Trustee, Ramius
			and CCO, Granum		IDF, LLC (two
			Securities, LLC		closed-end
			(a broker-dealer)		investment
			(1997–2007).		companies).

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice	27	Trustee, Buffalo
615 E. Michigan St.	President	Term; Since	President, U.S.		Funds (an open-
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		end investment
Age: 50	Trustee	2001	Services, LLC		company with
			(1994–present).		ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

John Buckel	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 10,	U.S. Bancorp Fund
Age: 54	and	2008 (Vice	Services, LLC
	Principal	President);	(2004–present).
	Accounting	Since
	Officer	September 10,
2008
(Treasurer)

SMEAD VALUE FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Robert M. Slotky	Vice	Indefinite	Senior	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Vice-President,
Milwaukee, WI 53202	Chief	January 26,	U.S. Bancorp Fund
Age: 65	Compliance	2011	Services, LLC
	Officer and		(2001–present).
Anti-Money
Laundering
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President and
615 E. Michigan St.		Term; Since	Legal Compliance
Milwaukee, WI 53202		November 15,	Officer, U.S.	N/A	N/A
Age: 32		2005	Bancorp Fund
Services, LLC
(2004–present).

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator;
Milwaukee, WI 53202		January 10,	U.S. Bancorp Fund
Age: 38		2008	Services, LLC
(2002–present).

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator;
Milwaukee, WI 53202		July 21,	U.S. Bancorp Fund
Age: 30		2011	Services, LLC
(2008–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

(This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 877-807-4122. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 877-807-4122, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

SMEAD VALUE FUND

Investment Adviser	Smead Capital Management, Inc.
1420 Fifth Avenue
Suite 2625
Seattle, Washington 98101

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	800 Westpoint Parkway
Suite 1100
Westlake, Ohio 44145

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed on February 5, 2010.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*   /s/ Joseph Neuberger
Joseph Neuberger, President

Date    August 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Joseph Neuberger
Joseph Neuberger, President

Date    August 7, 2012

By (Signature and Title)*    /s/ John Buckel
John Buckel, Treasurer

Date    August 7, 2012

* Print the name and title of each signing officer under his or her signature.